Related Party Transactions	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
20.	RELATED PARTY TRANSACTIONS
The Company has transactions with a certain shareholder and its affiliates, and an investee in the ordinary course of business.
The Company had the following significant related party transactions for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
	$	$	$

Services provided by:
- Shareholder and its affiliates (1)	109,422	–	–
- Investee (2)	–	11,327	57,176

Services provided to:
- Investee (2)	–	8,624	32,362

The Company had the following significant related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	$	$

Amounts due from:
- Investee (2)	281,485	406,235

Amounts due to:
- Investee (2)	63,419	254,704

(1)
On September 5, 2022, the director who is an executive officer of Tencent Limited (“Tencent”) resigned from the Board of Directors of the Company and Tencent granted an irrevocable voting proxy with respect to all its shares in the Company to the Board of Directors of the Company to vote on matters that are subject to the vote of shareholders of the Company. Accordingly, Tencent is no longer a related party of the Company.

(2)
In October 2023, the Company deconsolidated a subsidiary. The Company retained significant influence and the retained investment is accounted for using the equity method. Accordingly, the investee continues to be considered as a related party of the Company. Gain on deconsolidation is not material to the consolidated financial statements.